Property, Plant and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Property, Plant and Equipment

6.Property, Plant and Equipment

Property, plant and equipment consisted of the following:

	March 31,	December 31,
(in thousands)	2022	2021
Furniture and fixtures	$173	$173
Office and computer equipment	5,638	5,638
Software	16,423	15,227
Test equipment	347	347
Leasehold improvements	2,689	2,689
	25,270	24,074
Less: Accumulated depreciation	(21,209)	(20,632)
Add: Assets under development	1,508	1,518
Net property, plant and equipment	$5,569	$4,960

4.	Property, Plant and Equipment

Property, plant and equipment consisted of the following at December 31:

	2021	2020
Furniture and fixtures	$173	$173
Office and computer equipment	5,638	5,436
Software	15,227	13,251
Test equipment	347	347
Leasehold improvements	2,689	2,689
	24,074	21,896
Less: Accumulated depreciation	(20,632)	(18,614)
Add: Assets under development	1,518	1,743
Net property, plant and equipment	$4,960	$5,025